ORDINARY SHARES (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024 Vote director $ / shares shares	Dec. 31, 2023 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares
Ordinary shares
Increased value of authorized ordinary share capital | $			$ 175,000
Ordinary shares, shares authorized	3,500,000,000	3,500,000,000	3,500,000,000
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00005	$ 0.00005	$ 0.00005
William Wei Huang
Ordinary shares
Percent of issued share capital of the Company ceased on conversion basis	2.75%
Class A ordinary shares
Ordinary shares
Ordinary shares, shares authorized			3,300,000,000
Common stock, outstanding shares (in shares)	1,511,590,567	1,480,842,655
Number of votes per share at general meetings | Vote	1
Number of shares converted		24,000,000
Class B ordinary shares
Ordinary shares
Ordinary shares, shares authorized			200,000,000
Common stock, outstanding shares (in shares)	43,590,336	43,590,336
Number of votes per share at general meetings | Vote	20
Number of directors for simple majority | director	6
Number of shares converted		24,000,000